Stockholders’ Deficiency (Details Narrative) - USD ($)																1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended			12 Months Ended
	Sep. 22, 2022	Sep. 16, 2022	Jul. 08, 2022	Jun. 30, 2022	May 10, 2022	Apr. 15, 2022	Mar. 31, 2022	Mar. 08, 2022	Feb. 03, 2022	Jan. 28, 2022	Dec. 23, 2021	Dec. 15, 2020	Dec. 13, 2020	Feb. 05, 2020	Dec. 15, 2015	Dec. 31, 2021	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 18, 2019
Class of Stock [Line Items]
Escrow							$ 26,019											$ 26,019
Placement agent fees		$ 16,000	$ 21,200				$ 26,019											$ 26,019
Aggregate common stock of warrant exercise price share	$ 3.20														$ 1.00
Warrant exercise price, decrease	1.37
Stock options vesting period									three years	three years
Stock option exercise price per share							$ 3.25	$ 3.25	$ 3.25	$ 3.25
Share based compensation expenses																	$ 494,022		$ 1,398,469		$ 3,131,708		$ 3,319,916	$ 4,141,736	$ 3,677,453
Unrecognized stock-based compensation expense																	$ 3,451,070				$ 3,451,070
weighted average period																					1 year 10 months 24 days
Contractual term description																					$ 85,000,000
Contractual term description																					The options granted during the nine months ended September 30, 2022 had a contractual term between seven and ten years and a requisite service period of zero to three years.		The options granted during the nine months ended September 30, 2021 had a contractual term of ten years and a requisite service period of zero to three years.
Weighted average estimated grant date fair value of the stock options granted																			$ 2.71		$ 2.48		$ 2.82
Common stock, shares authorized																75,000,000	75,000,000				75,000,000	75,000,000		75,000,000	75,000,000
Common stock, par value (in Dollars per share)																$ 0.00001	$ 0.00001				$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock, shares authorized																5,000,000	5,000,000				5,000,000	5,000,000		5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)																$ 0.00001	$ 0.00001				$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001
Common stock, shares issued																24,167,257	24,167,257				24,167,257	24,167,257		24,167,257	24,167,257	400,000
Common stock purchase price per share														$ 3.25
Common stock gross proceeds														$ 3,000,000
Additional paid in capital																$ 40,065,109	$ 50,208,183				$ 50,208,183	$ 40,065,109		$ 40,065,109	$ 35,923,373
Unrecognized share based compensation expenses																								$ 3,075,292
Unrecognized share based compensation weighted average period																								1 year 9 months 18 days
Preferred stock, shares issued																0	2,253,056				2,253,056	0		0	0
Preferred stock, shares outstanding																0	2,253,056				2,253,056	0		0	0
Common stock, shares outstanding																24,167,257	24,167,257				24,167,257	24,167,257		24,167,257	24,167,257
Larkspur Health Acquisition Corp [Member]
Class of Stock [Line Items]
Proceeds from related party debt																				$ 9,410
Public warrants price																$ 0.01	$ 0.01				$ 0.01	$ 0.01		$ 0.01
Preferred stock, shares authorized																1,000,000	1,000,000				1,000,000	1,000,000		1,000,000
Preferred stock, par value (in Dollars per share)																$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001		$ 0.0001
Share price, per share																$ 10.00						$ 10.00		$ 10.00
Additional paid in capital																	$ 22				$ 22
Preferred stock, shares issued																0	0				0	0		0
Preferred stock, shares outstanding																0	0				0	0		0
Common stock shares outstanding in percentage																20.00%	20.00%				20.00%	20.00%		20.00%
Public warrants expire term																5 years	5 years				5 years	5 years		5 years
Common share threshold price for redemption of warrants																$ 18.00	$ 18.00				$ 18.00	$ 18.00		$ 18.00
Equity Option [Member]
Class of Stock [Line Items]
Stock option to purchase																									15,000
Weighted average estimated grant date fair value of the stock options granted																								2.81	$ 2.87
Put Option [Member]
Class of Stock [Line Items]
Warrants purchase of common stock													$ 331,331
Share price, per share													$ 1.00
Additional paid in capital													$ 331
Private Placement [Member]
Class of Stock [Line Items]
Common stock, shares issued														923,076
Private Placement [Member] | Larkspur Health Acquisition Corp [Member]
Class of Stock [Line Items]
Preferred stock sold											317,600										317,600	317,600
Share price, per share																$ 10.00	$ 10.00				$ 10.00	$ 10.00		$ 10.00
Two Thousand Fourteen Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common stock, shares authorized																10,000,000						10,000,000		10,000,000
Equity incentive plan, description																								The number of shares of common stock available for issuance under the 2014 Plan shall automatically increase on the first trading day of January each calendar year during the term of the 2014 Plan, beginning with calendar year 2019, by an amount equal to five percent (5%) of the total number of shares of common stock outstanding on the last trading day in December of the immediately preceding calendar year, but in no event shall any such annual increase exceed 100,000 shares of common stock.
Common stock future issuance																1,068,154						1,068,154		1,068,154
Research and Development Expense [Member]
Class of Stock [Line Items]
Share based compensation expenses																	$ 67,608		$ 240,735		$ 619,364		$ 711,020	$ 944,525	$ 1,277,273
General and Administrative Expense [Member]
Class of Stock [Line Items]
Share based compensation expenses																	$ 426,414		$ 1,157,734		$ 2,512,344		$ 2,608,896	$ 3,197,211	$ 2,400,180
2014 Plan [Member] | Employees And Board [Member]
Class of Stock [Line Items]
Stock option to purchase									920,000	920,000
2014 Plan [Member] | Consultants [Member]
Class of Stock [Line Items]
Stock option to purchase				91,380		91,380	111,122	111,122
2014 Plan [Member] | Former Board Member [Member]
Class of Stock [Line Items]
Stock option to purchase								161,667
Warrant [Member]
Class of Stock [Line Items]
Public warrants price					$ 3.20
Warrants expiration description					expire in five years (the “Series A Warrants”) or upon an earlier change of control that doesn’t meet the definition of a Public Transaction
Aggregate common stock of warrant exercise price share													$ 1.00
Common stock, par value (in Dollars per share)																										$ 2.30
Common stock, shares issued															878,947											600,000
Warrants purchase of common stock												$ 175,789	$ 351,579		$ 351,579	$ 351,578
Aggregate exercise price of warrants													$ 351,579
Common Stock One [Member] | 2014 Plan [Member] | Consultants [Member]
Class of Stock [Line Items]
Stock option to purchase				30,000		30,000
Stock option exercise price per share				$ 3.25		$ 3.25
Common Stock One [Member] | 2014 Plan [Member] | Former Board Member [Member]
Class of Stock [Line Items]
Stock option to purchase								36,667
Stock option exercise price per share								$ 2.30
Stock option to purchase								7 years 1 month 6 days
Common Stock Two [Member] | 2014 Plan [Member] | Consultants [Member]
Class of Stock [Line Items]
Stock option to purchase				61,380		61,380
Stock option exercise price per share				$ 2.25		$ 2.25
Common Stock Two [Member] | 2014 Plan [Member] | Former Board Member [Member]
Class of Stock [Line Items]
Stock option to purchase								125,000
Stock option exercise price per share								$ 3.25
Stock option to purchase								8 years 10 months 24 days
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Gross proceeds		$ 700,000	$ 296,400				$ 419,320
Net proceeds							393,301
Proceeds from related party debt							$ 100,000
Stock conversion price per share																	$ 3.14				$ 3.14
Preferred stock conversion price per share	2.78				$ 3.14
Preferred stock conversion price per share	$ 1.19				$ 2.78
Warrants exercisable share		251,798	106,616		150,832
Incremental value of deemed dividend	$ 9,684,637				$ 331,200
Series A Preferred Stock [Member] | Investor [Member]
Class of Stock [Line Items]
Preferred stock sold		222,929	94,393				133,541											133,541
Preferred stock price per share		$ 3.14	$ 3.14				$ 3.14											$ 3.14
Net proceeds																		$ 392,301
Series A Warrants [Member] | Minimum [Member]
Class of Stock [Line Items]
Warrants exercisable share	2,544,817
Series A Warrants [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrants exercisable share	5,945,045
Common Class A [Member] | Larkspur Health Acquisition Corp [Member]
Class of Stock [Line Items]
Common stock, shares authorized																200,000,000	200,000,000				200,000,000	200,000,000		200,000,000
Common stock, par value (in Dollars per share)																$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued																317,600	320,272				320,272	317,600		317,600
Share price, per share																$ 11.50	$ 11.50				$ 11.50	$ 11.50		$ 11.50
Voting rights, description																					Holders of Class A common stock are entitled to one vote for each share	Holders of Class A common stock are entitled to one vote for each share.
Common stock, shares outstanding																317,600	320,272				320,272	317,600		317,600
Common stock subject to possible redemption																7,500,000	7,767,159				7,767,159	7,500,000		7,500,000
Common Class B [Member] | Larkspur Health Acquisition Corp [Member]
Class of Stock [Line Items]
Common stock, shares authorized																20,000,000	20,000,000				20,000,000	20,000,000		20,000,000
Common stock, par value (in Dollars per share)																$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued																2,156,250	1,941,790				1,941,790	2,156,250		2,156,250
Voting rights, description																					Holders of Class B common stock are entitled to one vote for each share	Holders of Class B common stock are entitled to one vote for each share.
Common stock, shares outstanding																2,156,250	1,941,790				1,941,790	2,156,250		2,156,250